Expense Example - Nomura Focused Mid Cap Growth ETF - Nomura Focused Mid Cap Growth ETF	Feb. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 189